1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

WILLIAM BIELEFELD

william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

April 13, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attn: Christina DiAngelo Fettig/Karen Rossotto

Re:	Hercules Capital, Inc.

Registration Statement on Form N-2

Ladies and Gentlemen:

Hercules Capital, Inc. (the “Registrant”) has today filed with the Securities and Exchange Commission a Registration Statement on Form N-2, which registers an aggregate $750 million of securities that may be offered by the Registrant from time to time in reliance on Rule 415 under the Securities Act of 1933, as amended.

If you have any questions, please feel free to contact the undersigned by telephone at 202.261.3386 (or by email at william.bielefeld@dechert.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ William Bielefeld

William Bielefeld

cc:	David Lund, Hercules Capital, Inc.

Melanie Grace, Hercules Capital, Inc.

Ian Hartman, Dechert LLP

Jay Alicandri, Dechert LLP